Premises, Equipment, and Leases (Minimum Future Lease Payments For Noncancelable Operating Leases On Premises and Equipment) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Abstract]
2018	$ 29,862
2019	27,602
2020	25,242
2021	21,987
2022	17,028
2023 and after	59,069
Total minimum lease payments	$ 180,790